Summary of Significant Accounting Policies - Schedule of Income Tax Expense (Details) - USD ($)	12 Months Ended
	May 31, 2020	May 31, 2019
Accounting Policies [Abstract]
Current	$ 1,418
Deferred
Income tax expense	$ 1,418